Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Shareholders' Equity [Member]	Noncontrolling Interest [Member]	Total
Balance at Sep. 30, 2022	$ 642	$ 198	$ 15,711,450	$ 1,804,116	$ 14,676,769	$ (2,631,171)	$ 29,562,004	$ 530,492	$ 30,092,496
Balance, shares at Sep. 30, 2022	25,673	197,789
Issuance of ordinary shares and warrants in a private placement, net	$ 275		2,027,269				2,027,544		2,027,544
Issuance of ordinary shares and warrants in a private placement, net, shares	11,000
Issuance of ordinary shares for services	$ 57		218,247				218,304		218,304
Issuance of ordinary shares for services, shares	2,280
Exercise of stock options	$ 2		(2)
Exercise of stock options, shares	90
Share-based compensation			131,092				131,092		131,092
Appropriation to statutory reserve				568,755	(568,755)
Net income (loss)					4,595,982		4,595,982	(43,300)	4,552,682
Foreign currency translation adjustment						(1,050,274)	(1,050,274)	9,989	(1,040,285)
Balance at Sep. 30, 2023	$ 976	$ 198	18,088,056	2,372,871	18,703,996	(3,681,445)	35,484,652	497,181	35,981,833
Balance, shares at Sep. 30, 2023	39,043	197,789
Issuance of ordinary shares and warrants in a private placement, net	$ 601	$ 1,844	5,597,555				5,600,000		$ 5,600,000
Issuance of ordinary shares and warrants in a private placement, net, shares	24,055	1,844,050
Exercise of stock options, shares
Appropriation to statutory reserve				360,483	(360,483)
Net income (loss)					398,172		398,172	(52,924)	345,248
Foreign currency translation adjustment						1,104,027	1,104,027	(1,409)	1,102,618
Share-based compensation	$ 290		1,319,550				1,319,840		1,319,840
Share-based compensation, shares	11,600
Issuance of ordinary shares for the round-up of the share consolidation	$ 61		(61)
Issuance of ordinary shares for the round-up of the share consolidation, shares,shares	2,451
Balance at Sep. 30, 2024	$ 1,928	$ 2,042	25,005,100	2,733,354	18,741,685	(2,577,418)	43,906,691	442,848	$ 44,349,539
Balance, shares at Sep. 30, 2024	77,149	2,041,839
Exercise of stock options, shares
Appropriation to statutory reserve				116,086	(116,086)
Net income (loss)					(1,994,768)		(1,994,768)	(54,663)	(2,049,431)
Foreign currency translation adjustment						(298,153)	(298,153)	(718)	(298,871)
Share-based compensation	$ 48,513		5,215,485				5,263,998		5,263,998
Share-based compensation, shares	1,940,515
Issuance of Class A Ordinary shares and warrants for a public offering, net	$ 700		10,672,212				10,672,912		10,672,912
Issuance of Class A Ordinary shares and warrants for a public offering, net, shares	28,000
Exercise of pre-funded warrants	$ 7,633		(7,633)
Exercise of pre-funded warrants, shares	305,333
Cashless exercise of series B warrants	$ 92,918		(92,918)
Cashless exercise of series B warrants, shares	3,716,706
Issuance of Class A ordinary shares for the round-up of the share consolidation	$ 482		(482)
Issuance of Class A ordinary shares for the round-up of the share consolidation, shares									19,268
Elimination of NCI at disposal of subsidiary								59,592	$ 59,592
Balance at Sep. 30, 2025	$ 152,174	$ 2,042	$ 40,791,764	$ 2,849,440	$ 16,630,831	$ (2,875,571)	$ 57,550,680	$ 447,059	$ 57,997,739
Balance, shares at Sep. 30, 2025	6,086,971	2,041,839